Document and Entity Information	Jan. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001633061
Document Creation Date	Jan. 28, 2025
Document Effective Date	Jan. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Amplify ETF Trust
Prospectus Date	Jan. 28, 2025
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Amplify AI Powered Equity ETF | Amplify AI Powered Equity ETF
Prospectus:
Trading Symbol	AIEQ
Amplify Bloomberg AI Value Chain ETF | Amplify Bloomberg AI Value Chain ETF
Prospectus:
Trading Symbol	AIVC
Amplify Travel Tech ETF | Amplify Travel Tech ETF
Prospectus:
Trading Symbol	AWAY
Amplify Lithium & Battery Technology ETF | Amplify Lithium & Battery Technology ETF
Prospectus:
Trading Symbol	BATT
Amplify Transformational Data Sharing ETF | Amplify Transformational Data Sharing ETF
Prospectus:
Trading Symbol	BLOK
Amplify Seymour Cannabis ETF | Amplify Seymour Cannabis ETF
Prospectus:
Trading Symbol	CNBS
Amplify Cash Flow Dividend Leaders ETF | Amplify Cash Flow Dividend Leaders ETF
Prospectus:
Trading Symbol	COWS
Amplify CWP Enhanced Dividend Income ETF | Amplify CWP Enhanced Dividend Income ETF
Prospectus:
Trading Symbol	DIVO
Amplify Etho Climate Leadership U.S. ETF | Amplify Etho Climate Leadership U.S. ETF
Prospectus:
Trading Symbol	ETHO
Amplify Cybersecurity ETF | Amplify Cybersecurity ETF
Prospectus:
Trading Symbol	HACK
Amplify Online Retail ETF | Amplify Online Retail ETF
Prospectus:
Trading Symbol	IBUY
Amplify CWP International Enhanced Dividend Income ETF | Amplify CWP International Enhanced Dividend Income ETF
Prospectus:
Trading Symbol	IDVO
Amplify Digital Payments ETF | Amplify Digital Payments ETF
Prospectus:
Trading Symbol	IPAY
Amplify BlackSwan ISWN ETF | Amplify BlackSwan ISWN ETF
Prospectus:
Trading Symbol	ISWN
Amplify BlueStar Israel Technology ETF | Amplify BlueStar Israel Technology ETF
Prospectus:
Trading Symbol	ITEQ
Amplify Alternative Harvest ETF | Amplify Alternative Harvest ETF
Prospectus:
Trading Symbol	MJ
Amplify Thematic All-Stars ETF | Amplify Thematic All-Stars ETF
Prospectus:
Trading Symbol	MVPS
Amplify Natural Resources Dividend Income ETF | Amplify Natural Resources Dividend Income ETF
Prospectus:
Trading Symbol	NDIV
Amplify CWP Growth & Income ETF | Amplify CWP Growth & Income ETF
Prospectus:
Trading Symbol	QDVO
Amplify BlackSwan Tech & Treasury ETF | Amplify BlackSwan Tech & Treasury ETF
Prospectus:
Trading Symbol	QSWN
Amplify Junior Silver Miners ETF | Amplify Junior Silver Miners ETF
Prospectus:
Trading Symbol	SILJ
Amplify Samsung SOFR ETF | Amplify Samsung SOFR ETF
Prospectus:
Trading Symbol	SOFR
Amplify BlackSwan Growth & Treasury Core ETF | Amplify BlackSwan Growth & Treasury Core ETF
Prospectus:
Trading Symbol	SWAN
Amplify Weight Loss Drug & Treatment ETF | Amplify Weight Loss Drug & Treatment ETF
Prospectus:
Trading Symbol	THNR
Amplify High Income ETF | Amplify High Income ETF
Prospectus:
Trading Symbol	YYY